ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Construction costs payable	$ 61,350	$ 13,316
Customer deposits and ticket sales	72,141	42,832
Gaming tax accruals	197,577	169,576
Interest expenses payable	20,254	12,180
Interest rate swap liabilities		363
Land use rights payable	53,000	15,960
Operating expense and other accruals	119,584	100,161
Other gaming related accruals	24,524	19,643
Outstanding gaming chips and tokens	278,167	187,978
Payables for acquisition of assets and liabilities (Note 22(b))	24,244	26,710
Total Accrued Expenses and Other Current Liabilities	$ 850,841	$ 588,719